Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these financial statements were issued. In the opinion of management, there were no subsequent events that would require disclosure or adjustments to the accompanying financial statements through the date the financial statements were issued other than the following:

On October 7, 2023, Israel was attacked by Hamas and other terrorist organizations from the Gaza Strip and Israel went to a war against them. Since the company’s wholly-owned subsidiary is incorporated under the laws of the state of Israel and our operations are conducted in Israel, our business and operations are directly affected by economic, political, geopolitical and military conditions in Israel. It is currently not possible to predict the duration or severity of the ongoing conflict or its effects on our business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt our business and operations, interrupt our sources and availability of supply and hamper our ability to raise additional funds or sell our securities, among others.

Note 14 - Subsequent Events:

On March 26, 2023, the Company signed a term sheet with Novint Technologies Inc., a company traded on the OTCQB, (hereinafter - “Novint”). According to the term sheet, Novint will purchase 100% of the Company’s equity, in exchange for the transfer of approximately 57% of Novint’s common shares, based on the amount of issued and outstanding shares, to the Company’s shareholders. Prior to the transaction, all preferred shares will convert to ordinary shares. All existing option holders in the Company will receive Novint options as part of the transaction. In addition, some of the A-5 preferred shareholders and other investors will invest an amount of USD 5-6 million in Novint in exchange for approximately 30% of Novint shares, and warrants in the same amount as the shares to be issued. The warrants are exercisable within 5 years from the date of the merger plus an exercise of $0.033, in certain cases Novint will be able to buy back the options at a price of $0.0001 per. After the transaction, the Company will become a wholly owned subsidiary of Novint. The merger is conditional upon the signing of a contract and the completion of due diligence by Novint. If consummated, the transaction will be treated as a reverse merger.